Business combination - Summary of fair value of assets acquired and liabilities assumed as of acquisition (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Bargain purchase gain recognized		₩ 3,077	₩ 0	₩ 0
HIEP HIEP THANH Investment Company Limited
Disclosure of detailed information about business combination [line items]
Name of acquiree		HIEP HIEP THANH INVESTMENT COMPANY LIMITED
Date of acquisition		Oct. 20, 2025
Consideration transferred		₩ 132,519
Fair value of identifiable assets recognized		455,413
Fair value of identifiable liabilities recognized		319,817
Bargain purchase gain recognized	[1]	3,077
Operating revenue since the acquisition date		₩ 2,796

[1]	The bargain purchase gain arose as the consideration transferred was determined by taking into consideration the market conditions at the transaction date, including exchange rate fluctuations, the seller’s negotiating position, and the urgency to complete the transaction. After reassessing the related fair value measurements to confirm that there were no measurement errors, the Group recognized the amount as a bargain purchase gain.